GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 9,871	$ 10,402
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	2,653	2,601
HIV screening rapid test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,657	1,803
G-6-PDH test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	850	812
Uni-Gold Test Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	796	1,134
Autoimmune Smart Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	746
Tri-stat Point-of-Care instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	727	764
Uni-Gold Antigen Improvement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	453	258
Sjogrens monoclonal antibodies [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	414	376
Column Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	292	252
Ultra Genesys [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	263	188
US Lyme [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		1,156
Autoimmune FDA Registrations [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		273
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 1,020	$ 785